Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The Company utilizes a valuation hierarchy that prioritizes fair value measurements based on the types of inputs used for the various valuation techniques related to its financial assets and financial liabilities. The three levels of inputs used to measure fair value are described as follows:
Level 1 – Observable inputs such as quoted prices in active markets.
Level 2 – Inputs, other than the quoted prices in active markets that are observable either directly or indirectly.
Level 3 – Unobservable inputs in which there is little or no market date, which require the reporting entity to develop its own assumptions.
In accordance with the fair value hierarchy described above, the following table sets forth the Company’s assets and liabilities measured at fair value on a recurring basis:

		December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Cash equivalents (Money Market Funds)	$50,367	$50,367	$—	$—
Liabilities
Convertible Promissory Notes	$5,829,292	$—	$—	$5,829,292
Total	$5,829,292	$—	$—	$5,829,292

		December 31, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Cash equivalents (Money Market Funds)	$50,315	$50,315	$—	$—
Liabilities
Convertible Promissory Notes	$21,227,093	$—	$—	$21,227,093
Convertible Bridge Notes	615,838	—	—	615,838
Total	$21,842,931	$—	$—	$21,842,931
As further described in Note 5, the Company issued convertible promissory notes from inception through April 2019 (the “Junior Convertible Notes”) to various investors and from October 2019 through March 2020, the Company issued convertible bridge notes to the Co-Founder and Chief Executive Officer (the “Convertible Bridge Notes”). During April 2020, certain of the Junior Convertible Notes were converted into Senior Convertible Notes (the “Senior Convertible Notes”) (collectively, the “Convertible Promissory Notes”).
Due to the number of embedded provisions contained in the Convertible Promissory Notes and Convertible Bridge Notes, the fair value option, as prescribed by ASC 815, was elected and applied to all Convertible Promissory Note and Convertible Bridge Note issuances since the Company’s inception in 2015, in connection with the preparation of these financial statements. The fair value of the Convertible Promissory Notes and Convertible Bridge Notes is determined using a scenario-based analysis that estimates the fair value based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to the noteholders, including various IPO, settlement, equity financing, corporate transaction and dissolution scenarios.
The Company adjusts the carrying value of its Convertible Promissory Notes and Convertible Bridge Notes to their estimated fair value at each reporting date, with any related increases or decreases in the fair value recorded as change in fair value of convertible promissory notes in the consolidated statement of operations. The change in fair value of convertible promissory notes within the 2020 consolidated statement of operations also includes reversals of gains and losses previously recognized by the Company upon conversion of the notes (Note 5).
The fair value of the Senior Convertible Notes at December 31, 2020 was calculated using an option pricing model (“OPM”) framework and utilized the back-solve method for inferring and allocating the equity value predicated on the concurrent sale of Series A Stock. This method was selected as it was concluded that the sale of the Series A Stock was an arm’s-length transaction. Application of the OPM back-solve method involves making assumptions for the expected time to liquidity and volatility, and then solving for the value of equity such that value for the most recent financing equals the amount paid.
The fair value of the Junior Convertible Notes and Convertible Bridge Notes at December 31, 2019 was estimated using a Contingent Claims Analysis (“CCA”), also called the Option Pricing Method, by an independent third-party valuation specialist. The model estimated the fair value of the Convertible Promissory Notes based on accrued interest, the time to a future liquidity event and the value of a future liquidity event. Because the Company’s capital structure varied, it was necessary to value the securities in a lattice framework rather than using the Black-Scholes-Merton formula.
The following table presents a roll-forward of the aggregate fair values of the Company’s Convertible Promissory Notes (Note 5) for which fair value is determined by Level 3 inputs:

	2020	2019
Balance at beginning of year	$21,842,931	$15,805,508
Issuance of Convertible Promissory Notes	—	1,457,405
Issuance of Convertible Bridge Notes	25,000	500,000
Issuance of Convertible Promissory Notes in lieu of severance payments	—	1,204,000
Conversion of demand notes, including interest, into Convertible Promissory Notes	—	1,893,034
Fair value adjustments	(9,877,857)	(93,365)
Accrued interest	660,408	1,076,349
Conversion of Junior Convertible Notes into Series Seed Stock	(6,291,288)	—
Conversion of Convertible Bridge Notes into Series A Stock	(529,902)	—
Balance at end of year	$5,829,292	$21,842,931
Fair Value Measurements
The Company utilizes a valuation hierarchy that prioritizes fair value measurements based on the types of inputs used for the various valuation techniques related to its financial assets and financial liabilities. The three levels of inputs used to measure fair value are described as follows:
Level 1 – Observable inputs such as quoted prices in active markets.
Level 2 – Inputs, other than the quoted prices in active markets that are observable either directly or indirectly.
Level 3 – Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.
In accordance with the fair value hierarchy described above, the following table sets forth the Company’s assets and liabilities measured at fair value on a recurring basis:

		September 30, 2021
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Cash equivalents (Money Market Funds)	$50,384	$50,384	$—	$—

		December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets
Cash equivalents (Money Market Funds)	$50,367	$50,367	$—	$—
Liabilities
Convertible Promissory Notes	$5,829,292	$—	$—	$5,829,292
As further described in Note 5, the Company issued convertible promissory notes from inception through April 2019 (the “Junior Convertible Notes”) to various investors and from October 2019 through March 2020, the Company issued convertible bridge notes to the Co-Founder and Chief Executive Officer (the “Convertible Bridge Notes”). During April 2020, certain of the Junior Convertible Notes were converted into Senior Convertible Notes (the “Senior Convertible Notes”) (collectively, the “Convertible Promissory Notes”).
Due to the number of embedded provisions contained in the Convertible Promissory Notes and Convertible Bridge Notes, the fair value option, as prescribed by ASC 815, Derivatives and Hedging, was elected and applied to all Convertible Promissory Note and Convertible Bridge Note issuances since the Company’s inception in 2015, in connection with the preparation of these financial statements. The fair value of the Convertible Promissory Notes and Convertible Bridge Notes was determined using a scenario-based analysis that estimated the fair value based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to the noteholders, including various IPO, settlement, equity financing, corporate transaction and dissolution scenarios.
The Company adjusted the carrying value of its Convertible Promissory Notes and Convertible Bridge Notes to their estimated fair value at each reporting date, with any related increases or decreases in the fair value recorded as change in fair value of convertible promissory notes in the consolidated statement of operations. The change in fair value of convertible promissory notes within the nine months ended September 30, 2021 unaudited interim condensed consolidated statement of operations also includes reversals of gains and losses previously recognized by the Company upon conversion of the notes (Note 5).
The fair value of the Senior Convertible Notes at September 30, 2020 and December 31, 2020 was calculated using an option pricing model (“OPM”) framework and utilized the back-solve method for inferring and allocating the equity value predicated on the concurrent sale of Series A Stock. This method was selected as it was concluded that the sale of the Series A Stock was an arm’s-length transaction. Application of the OPM back-solve method involves making assumptions for the expected time to liquidity and volatility, and then solving for the value of equity such that value for the most recent financing equals the amount paid.
The following table presents a roll-forward of the aggregate fair values of the Company’s Convertible Promissory Notes (Note 5) for which fair value is determined by Level 3 inputs for the periods indicated:

Balance at December 31, 2020	$5,829,292
Fair value adjustments	(9,317)
Accrued interest	46,315
Conversion of Senior Convertible Notes into Series A Stock	(5,866,290)
Balance at September 30, 2021	$—

Balance at December 31, 2019	$21,842,931
Issuance of Convertible Bridge Notes	25,000
Fair value adjustments	(9,798,628)
Accrued interest	566,287
Conversion of Junior Convertible Notes into Series Seed Stock	(6,291,288)
Balance at September 30, 2020	$6,344,302